UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 04, 2004

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		45

FORM 13F Information Table Value Total:	$129,002,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2431    61989 SH       SOLE                    61989
ASML Holding N V ADR           COM              N07059111     4290   333330 SH       SOLE                   112335            220995
Adobe                          COM              00724F101     1138    23009 SH       SOLE                     2462             20547
Affymetrix                     COM              00826T108     2346    76393 SH       SOLE                    14083             62310
Altria Group, Inc.             COM              718154107      326     6927 SH       SOLE                     6927
Amdocs                         COM              G02602103     2856   130849 SH       SOLE                    29094            101755
Applied Signal Tech.           COM              038237103     4552   142308 SH       SOLE                    32937            109371
Barr Pharmaceuticals, Inc.     COM              068306109     3889    93858 SH       SOLE                     3902             89956
Bio Reference Lab              COM              09057G602      699    50130 SH       SOLE                     7630             42500
Biovail Corporation            COM              09067J109     6120   353769 SH       SOLE                   127349            226420
Brigham Exploration            COM              109178103      210    22380 SH       SOLE                     2190             20190
Business Objects ADR           COM              12328X107     5136   220415 SH       SOLE                    66653            153762
CR Bard                        COM              067383109     5023    88691 SH       SOLE                    21791             66900
Dell Inc.                      COM              247025109      987    27730 SH       SOLE                    27730
Ditech                         COM              25500M103     1229    54885 SH       SOLE                                      54885
Doral Financial Corp.          COM              25811P100      649    15648 SH       SOLE                     2988             12660
Federal Nat'l Mtg.             COM              313586109      453     7148 SH       SOLE                     7148
Flir Systems                   COM              302445101    12365   211367 SH       SOLE                    72441            138926
General Electric               COM              369604103     1286    38297 SH       SOLE                    38297
Home Depot                     COM              437076102      438    11168 SH       SOLE                    11168
IVAX Corp                      COM              465823102      890    46476 SH       SOLE                                      46476
Intel Corp.                    COM              458140100      953    47488 SH       SOLE                    47488
International MicroComputer So COM              459862306      147   147409 SH       SOLE                   147409
Jetblue Airways                COM              477143101     1817    86859 SH       SOLE                    26575             60284
KLA Tencor                     COM              482480100     1128    27203 SH       SOLE                    13913             13290
KV Pharmaceutical Cl A         COM              482740206     8638   482571 SH       SOLE                   142712            339859
Kensey Nash Corp.              COM              490057106     2349    89675 SH       SOLE                    26228             63447
L3 Communications Hldg         COM              502424104     5424    80952 SH       SOLE                    23795             57157
Lehman Brothers Hldgs          COM              524908100     2727    34210 SH       SOLE                                      34210
MFC Bancorp                    COM              55271X202     9279   505927 SH       SOLE                   181440            324487
Mymetics Corp                  COM              62856A102       39   492245 SH       SOLE                   168309            323936
Namtai Electronics             COM              629865205     2117    99151 SH       SOLE                    37867             61284
Nextel Communications          COM              65332V103     2448   102677 SH       SOLE                   102677
Nextel Partners                COM              65333F107     6062   365637 SH       SOLE                     2637            363000
Novellus Systems               COM              670008101     4572   171617 SH       SOLE                    50837            120780
Pfizer                         COM              717081103      853    27880 SH       SOLE                    27880
Procter & Gamble               COM              742718109      455     8400 SH       SOLE                     8400
QUALCOMM                       COM              747525103     2843    72824 SH       SOLE                    72824
Quest Diagnostics              COM              74834L100      691     7829 SH       SOLE                      569              7260
Safenet Inc.                   COM              78645R107     4276   162086 SH       SOLE                    52472            109614
Scientific Games               COM              80874P109     3578   187353 SH       SOLE                    44493            142860
Staples Inc.                   COM              855030102     2868    96191 SH       SOLE                    30016             66175
Symantec Corp                  COM              871503108     4078    74309 SH       SOLE                    12296             62013
Veeco Instr                    COM              922417100     2881   137386 SH       SOLE                    30106            107280
Zoll Medical                   COM              989922109     1466    43913 SH       SOLE                    13113             30800